Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Trade and other payables	$ 1,160	$ 1,082
Derivatives	11	18
Acquisition consideration	6	28
Total trade and other current payables	1,177	1,128
Non-current
Acquisition consideration	101	77
Derivatives	6	16
Other payables	83	2
Total other payables due after one year	190	95
Contingent consideration	107	84
Between one and two years
Non-current
Acquisition consideration	5
Between three and four years
Non-current
Acquisition consideration	13	13
Between four and five years
Non-current
Acquisition consideration	$ 88	$ 59